Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income	¥ 966,550	¥ 547,279	¥ 127,561
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs and contract costs	374,026	361,444	327,048
Amortization of film costs	348,493	359,274	297,505
Accrual for pension and severance costs, less payments	(33,631)	4,113	9,297
Other operating (income) expense, net	(71,568)	4,072	149,001
(Gain) loss on securities investments, net (other than financial services business)	(118,630)	3,438	7,404
Gain on marketable securities and securities investments held in the financial services business, net	(66,383)	(47,119)	(55,742)
Deferred income taxes	(121,650)	24,085	23,798
Equity in net (income) loss of affiliated companies, net of dividends	7,947	(2,956)	4,409
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade and contract assets	1,144	(80,004)	(37,529)
(Increase) decrease in inventories	30,455	(51,508)	11,199
Increase in film costs	(410,994)	(362,496)	(331,179)
Increase (decrease) in notes and accounts payable, trade	18,534	(87,939)	(1,386)
Increase (decrease) in accrued income and other taxes	(20,039)	29,181	26,701
Increase in future insurance policy benefits and other	544,179	495,419	433,803
Increase in deferred insurance acquisition costs	(88,807)	(86,779)	(93,234)
Increase in marketable securities held in the life insurance business	(64,034)	(89,797)	(81,456)
(Increase) decrease in other current assets	16,576	3,776	(21,402)
Increase in other current liabilities	56,723	151,805	79,114
Other	(110,153)	78,683	(67,382)
Net cash provided by operating activities	1,258,738	1,253,971	807,530
Cash flows from investing activities:
Payments for purchases of fixed assets	(312,644)	(262,989)	(333,509)
Proceeds from sales of fixed assets	17,585	60,599	13,098
Payment for EMI Music Publishing acquisition, net of cash acquired	(244,197)
Proceeds from sales of businesses		44,624	3,262
Proceeds related to sales of Spotify Technology S.A. Shares	82,467
Other	(30,821)	(12,046)	6,646
Net cash used in investing activities	(1,307,445)	(823,068)	(1,255,022)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	94,351	125,092	254,695
Payments of long-term debt	(382,671)	(44,561)	(261,299)
Increase in short-term borrowings, net	123,979	35,145	317,827
Increase in deposits from customers in the financial services business, net	246,945	169,479	277,152
Dividends paid	(38,067)	(28,490)	(25,301)
Payments for purchase of treasury stock	(100,177)	(198)	(114)
Other	(35,203)	(10,011)	(34,093)
Net cash provided by (used in) financing activities	(122,884)	246,456	452,302
Effect of exchange rate changes on cash and cash equivalents, including restricted	52,465	(53,044)	(31,061)
Net increase (decrease) in cash and cash equivalents, including restricted	(119,126)	624,315	(26,251)
Cash and cash equivalents, including restricted, at beginning of the fiscal year	1,592,939	968,624	994,875
Cash and cash equivalents, including restricted, at end of the fiscal year	1,473,813	1,592,939	968,624
Less - Restricted cash and cash equivalents, included in other current assets and other assets	3,740	6,610	8,482
Cash and cash equivalents at end of the fiscal year	1,470,073	1,586,329	960,142
Cash paid during the fiscal year for -
Income taxes	210,499	101,092	106,054
Interest	10,882	12,169	13,877
Non-cash investing and financing activities -
Obtaining assets by entering into capital leases	32,541	21,762	8,457
Financial Services Business
Cash flows from investing activities:
Payments for investments and advances	(1,078,250)	(963,210)	(1,233,290)
Proceeds from sales or return of investments and collections of advances	309,498	317,159	289,901
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(53,525)	(13,801)	(17,208)
Proceeds from sales or return of investments and collections of advances	2,442	¥ 6,596	16,078
Nile Acquisition LLC
Cash flows from financing activities:
Payment for purchase of shares from noncontrolling interests	¥ (32,041)
Sony/ATV
Cash flows from financing activities:
Payment for purchase of shares from noncontrolling interests			¥ (76,565)